Financial risk management - Foreign Exchange and Interest Rate Risk - Narrative (Details) € in Thousands, £ in Millions, $ in Millions		12 Months Ended
	Dec. 22, 2017 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 EUR (€)
Financial risk
Proceeds from issuance of long-term debt		€ 1,639	€ 12,612	€ 4,724
Interest rate risk
Financial risk
Change in interest rate( as a percent)		10.00
Impact of change in interest rate		€ 2
Eurozone | Foreign exchange risk
Financial risk
Percentage of revenue generated			41.90%
Revenue invoiced (as a percent)		70.00%	70.00%	84.00%
voxeljet UK
Financial risk
Amount borrowed by affiliate						£ 8.1	€ 9,000
Increase in designated risk component (as a percent)					10.00%	10.00%	10.00%
Loss due to relative change							€ 800
voxeljet America
Financial risk
Amount borrowed by affiliate					$ 6.8		€ 5,900
Increase in designated risk component (as a percent)					10.00%	10.00%	10.00%
Loss due to relative change							€ 500
EIB-Tranche one | Interest rate risk
Financial risk
Proceeds from issuance of long-term debt	€ 10,000
Effective interest rate (as a percent)					7.58%	7.58%	7.58%